FINANCIAL INSTRUMENTS (Details Narrative)	2 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 1,230,808	$ 1,118,763	$ 1,587,700	$ 155,679	$ 190,169	$ 616,345
Cash FDIC insured	250,000
Cash FDIC insured limit	6,054,579	8,108,247
Allowance for doubtful accounts	$ 373,393	$ 165,347
Concentration credit risk	10.00%	10.00%	14.00%
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Concentration credit risk	10.00%	11.00%